Results for the year	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Results for the year	Results for the year2.1 Net sales and rebates

Gross-to-net sales reconciliation
DKK million	2025	2024	2023
Gross sales	729,423	680,563	608,645
US Managed Care and Medicare	(247,003)	(238,946)	(223,191)
US wholesaler charge-backs	(69,504)	(64,437)	(74,435)
US Medicaid rebates	(38,749)	(32,919)	(31,821)
Other US discounts and sales returns	(39,375)	(30,737)	(28,481)
US rebates, discounts and sales returns	(394,631)	(367,039)	(357,928)
Non-US rebates, discounts and sales returns	(25,728)	(23,121)	(18,456)
Total gross-to-net sales adjustments	(420,359)	(390,160)	(376,384)
Net sales	309,064	290,403	232,261

Liabilities for sales deductions and product returns
DKK million	2025	2024	2023
Sales deductions at beginning of the year	132,815	116,090	83,469
Additions, including increases to existing liabilities	310,248	318,812	285,266
Amount paid during the year	(294,690)	(301,247)	(248,074)
Adjustments regarding prior years, including unused amounts reversed during the year	(4,193)	(6,452)	(2,364)
Effect of exchange rate adjustment	(12,848)	5,612	(2,207)
Sales deductions at end of the year	131,332	132,815	116,090
Liabilities for product returns	3,068	3,094	1,532
Sales deductions and product returns	134,400	135,909	117,622
Sales discounts and sales rebates are predominantly issued in the US. As such, total US rebates, discounts and sales returns amount to DKK 394,631 million, corresponding to
70% of gross sales in the US (69% in 2024 and 74% in 2023). Liabilities for sales rebates include US Managed Care, Medicare, Medicaid, 340B Drug Pricing Program and other
US rebate types, as well as rebates in a number of European countries and Canada.
Pricing mechanisms in the US market
In the US, sales rebates are paid in connection with public healthcare insurance programmes, including Medicare and Medicaid, as well as rebates to pharmacy benefit managers (PBMs) and managed healthcare plans. Key customers in the US include private payers, PBMs and government payers. PBMs and managed healthcare plans play a role in negotiating price concessions with drug manufacturers for both the commercial and government channels, and determine which drugs are covered on their formularies (or 'preferred drug lists').
US Managed Care and Medicare
For Managed Care and Medicare, rebates are offered to a number of PBMs and managed healthcare plans. These rebate programmes allow the customer to receive a rebate after attaining certain performance parameters relating to formulary status or pre-established market share thresholds. Rebate liabilities are estimated according to the specific terms in each agreement, historical experience, anticipated channel mix, growth rates and market share information. Novo Nordisk adjusts the liabilities periodically to reflect actual sales performance. Managed Care and Medicare rebates are generally settled around 100 days from the transaction date.
US wholesaler charge-backs
Wholesaler charge-backs relate to contractual arrangements between Novo Nordisk and indirect customers in the US whereby products are sold at contract prices lower than the list price originally charged to wholesalers. Estimates of expected charge-backs are made using a combination of factors such as historical experience, current wholesaler inventory levels, contract terms and the value of claims received but not yet processed. Wholesaler charge-backs are generally settled within 30 days after receipt of claim.
In January 2021, Novo Nordisk changed its policy in the US related to the 340B Drug
Pricing Program, whereby Novo Nordisk no longer provides 340B statutory discounts to certain pharmacies that contract with covered entities participating in the 340B Drug
Pricing Program. Novo Nordisk’s 340B policy has been the subject of legal challenges.
As a result, Novo Nordisk has only recognised revenue related to the 340B Drug Pricing
Program to the extent that in Management’s assessment it is highly probable that its inclusion will not result in a significant revenue reversal in the future. Management’s assessment considers interpretations of applicable laws, and legal and administrative rulings, as well as attrition and experience from historical claims. Given the passage of time and the current legal and regulatory landscape relating to enforcement of the 340B program, the provision for 340B statutory discounts was reduced by USD 0.4 billion during 2025 to USD 4.2 billion at 31 December 2025, reflecting an assessment of applicable laws, and legal and administrative rulings as well as attrition and experience from historical claims. Refer to note 3.6 for further details.
US Medicaid rebates
Medicaid is a government insurance programme. Medicaid rebates have been estimated using a combination of historical experience, product and population growth, price changes and the impact of contracting strategies. The calculation also involves interpretation of relevant regulations that are subject to changes in interpretative guidance from government authorities. Novo Nordisk adjusts the liabilities periodically to reflect actual sales performance. Medicaid rebates are generally settled around 150 days from the transaction date.
Other US and non-US discounts and sales returns
Other discounts are provided to distributors, wholesalers, hospitals, pharmacies, etc.
Further, discounts are provided to patients through different programmes. They are usually linked to sales volume or provided as cash discounts. Discounts are calculated based on historical data and recorded as a reduction in gross sales at the time the related sales are recorded. Sales returns relate to damaged or expired products.
Other net sales disclosures
In 2025, Novo Nordisk had 3 major wholesalers distributing products in the US, representing 23%, 18% and 14% respectively of global net sales (23%, 17% and 17% in
2024 and 22%, 17% and 15% in 2023). Sales to these 3 wholesalers are within both
Obesity and Diabetes care and Rare disease.
Net sales to be recognised from existing customer contracts containing fixed or minimum sales volumes, with an original term greater than 12 months, are expected to be DKK 4,139 million within 12 months (DKK 3,753 million in 2024) and DKK 3,193 million thereafter (DKK 5,822 million in 2024).
KEY ACCOUNTING ESTIMATE AND JUDGEMENT RELATED TO SALES DEDUCTIONS
AND LIABILITIES FOR SALES REBATES
Sales deductions are estimated at the time the related sales are recorded. These estimates of unsettled rebates and discounts are considered a key accounting estimate as not all conditions are known at the time of sale, for example total sales volume to a given customer. The estimates are based on analyses of existing contractual obligations and historical experience. Liabilities are calculated on the basis of a percentage of sales for each product as defined by the contracts with the various customer groups. Liabilities for sales rebates are adjusted to actual amounts as rebates, discounts and returns are processed. Revenue related to the 340B Drug
Pricing Program can only be recognised to the extent that it is highly probable that a significant reversal of the recognised revenue will not occur. As discussed below in this note 2.1 and in note 3.6, Management determined that it was appropriate to record a provision for 340B statutory discounts of USD 4.2 billion at 31 December 2025.
Following a favourable Administrative Dispute Resolution (“ADR”) ruling on a 340B petition filed against Novo Nordisk, that became final and effective on 20 January 2026 after the expiration of a reconsideration deadline, Management concluded that the legal uncertainty relating to the 340B program was resolved only after the balance sheet date. Consequently, it was concluded that it was not highly probable at 31
December 2025 that a significant revenue reversal after that date would not occur.
On that basis, Management considered all pertinent factors and applied judgement determining that the event was a non-adjusting event after the 31 December 2025, and that estimates made in respect of variable consideration constraints at 31
December 2025 are unaffected by the expiration of the reconsideration deadline on 20
January 2026. As such, the Company will in the first quarter of 2026 recognise revenue of USD 4.2 billion comprising the entire amount of provisions for 340B statutory discounts included in ‘sales deductions and product returns’. Refer to note 3.6 for further details.
Novo Nordisk considers the liabilities established for sales rebates to be reasonable and appropriate based on the information currently available. However, the actual amount of rebates and discounts may differ from the amounts estimated by
Management as more detailed information becomes available.
ACCOUNTING POLICIES
Revenue from sale of goods is recognised when Novo Nordisk has transferred control of products sold to the buyer. Control of the products is transferred at a point in time, typically on delivery. Where contracts contain customer acceptance criteria,
Novo Nordisk recognises sales when the acceptance criteria are satisfied. The amount of sales to be recognised is based on the consideration Novo Nordisk expects to receive in exchange for goods. When sales are recognised, Novo Nordisk also records estimates for a variety of sales deductions including product returns as well as rebates and discounts to government agencies, wholesalers, health insurance companies, managed healthcare organisations and retail customers. Sales deductions are recognised as a reduction of gross sales to arrive at net sales, by assessing the expected value of the sales deductions (variable consideration).
Effective 1 January 2025, 'sales deductions and product returns' are presented as a separate balance sheet line for greater clarity. Amounts related to ‘Estimated rebates, discounts and charge-backs’ and ‘Expected products returns’ were previously included in ‘provisions’ and ‘Other liabilities’. Furthermore, amounts related to ‘Confirmed sales rebates’ previously included in ‘trade payables’, have been restated to ‘Sales deductions and product returns’. Wholesaler charge-backs remain netted against trade receivable balances.

Reconciliation of new line item 'sales deductions and product returns'
DKK million	2025	2024	2023
Estimated sales rebates, discounts and charge-backs	—	548	451
Expected product returns	1,051	908	613
Sales deductions and product returns (non-current)	1,051	1,456	1,064
Estimated sales rebates, discounts and charge-backs	124,967	120,561	102,162
Confirmed sales rebates	6,365	11,706	13,477
Expected product returns	2,017	2,186	919
Sales deductions and product returns (current)	133,349	134,453	116,558
Total sales deductions and product returns	134,400	135,909	117,622
Novo Nordisk issues credit notes for expired goods as a part of the normal business.
In some markets, Novo Nordisk sells products on a sale-or-return basis. Where there is historical experience or a reasonably accurate estimate of future returns, estimated product returns are recorded as a reduction in sales and as a provision for estimated product returns. The provision is measured at net sales value. Expected product returns are recorded in the balance sheet as 'sales deductions and product returns'.
2.2 Segment information
Operating segments
Novo Nordisk operates in two segments based on therapies: Obesity and Diabetes care and Rare disease, representing the entirety of the Group's operations. The activities of the segments include research, development, manufacturing and marketing of products within the following areas:
•Obesity and Diabetes care: obesity, diabetes, cardiovascular and emerging therapy areas
•Rare disease: rare blood disorders, rare endocrine disorders and hormone replacement therapy.
Segment performance is evaluated on the basis of operating profit, consistent with the
Consolidated financial statements. Financial income and expenses and income taxes are managed at Group level and are not allocated to segments. There are no sales or other transactions between the segments. Costs have generally been split between segments according to a specific allocation. Certain corporate overhead costs are

Operating segments – Key figures
	Obesity and Diabetes care			Rare disease			Total
DKK million	2025	2024	2023	2025	2024	2023	2025	2024	2023
Net sales	289,456	271,764	215,098	19,608	18,639	17,163	309,064	290,403	232,261
Cost of goods sold	(51,998)	(37,760)	(30,483)	(6,790)	(6,762)	(5,282)	(58,788)	(44,522)	(35,765)
Sales and distribution costs	(60,274)	(57,840)	(52,477)	(4,036)	(4,261)	(4,266)	(64,310)	(62,101)	(56,743)
Research and development costs	(44,891)	(41,490)	(28,073)	(7,148)	(6,572)	(4,370)	(52,039)	(48,062)	(32,443)
Administrative costs	(5,580)	(4,881)	(4,435)	(389)	(395)	(420)	(5,969)	(5,276)	(4,855)
Other operating income and expenses	(267)	(2,074)	(7)	(33)	(29)	126	(300)	(2,103)	119
Segment operating profit	126,446	127,719	99,623	1,212	620	2,951	127,658	128,339	102,574
Operating margin	43.7%	47.0%	46.3%	6.2%	3.3%	17.2%	41.3%	44.2%	44.2%
Depreciation and amortisation expenses	(13,063)	(7,104)	(6,042)	(1,603)	(1,441)	(1,247)	(14,666)	(8,545)	(7,289)
Impairment losses and reversals	(6,143)	(9,262)	(2,153)	(1,173)	(1,300)	29	(7,316)	(10,562)	(2,124)
Total depreciation, amortisation, impairment losses and reversals	(19,206)	(16,366)	(8,195)	(2,776)	(2,741)	(1,218)	(21,982)	(19,107)	(9,413)
allocated between segments based on overall allocation keys. Other operating income and expenses have been allocated to the two segments based on the same principle.
ACCOUNTING POLICIES
Operating segments are reported in a manner consistent with the internal reporting provided to Executive Management and the Board of Directors. We consider Executive
Management to be the operating decision-making body.
Geographical areas
International Operations cover the following Regions:
•EUCAN (covering Europe and Canada),
•Emerging Markets (covering mainly Latin America, the Middle East, and Africa),
•APAC (covering Japan, Korea, Oceania and Southeast Asia), and
•Region China (covering Mainland China, Hong Kong and Taiwan).
Effective 1 January 2025, North America Operations and International Operations were reorganised into US Operations and International Operations. Of the total net sales of
DKK 309,064 million, DKK 173,166 million was generated from external customers in the US (DKK 167,402 million in 2024). The country of domicile is Denmark (part of
EUCAN). Denmark is immaterial to Novo Nordisk's activities in terms of sales as 99.1%
of total net sales are realised outside Denmark (99.2 % in 2024). Sales are attributed to geographical areas according to the location of the customer.
Property, plant and equipment and intangible assets excluding goodwill amount to
DKK 318,586 million (DKK 252,484 million in 2024). DKK 194,790 million is located in
Denmark (DKK 164,744 million in 2024) and DKK 77,394 million is located in the US
(DKK 49,305 million in 2024). Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024 (note 5.3).

Net sales – Segments and geographical areas
	US Operations			International Operations															Total Novo Nordisk net sales
	USA			Total IO			EUCAN			Emerging Markets			APAC			Region China
DKK million	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]	2025	2024[1]	2023[1]
Obesity and Diabetes care segment:
Ozempic®	88,467	84,201	63,010	38,622	36,141	32,708	22,774	19,819	17,917	7,235	7,448	7,102	3,214	3,112	2,868	5,399	5,762	4,821	127,089	120,342	95,718
Rybelsus®	8,833	10,795	11,060	13,260	12,506	7,690	7,065	6,783	3,968	2,061	2,182	1,375	3,514	3,030	2,216	620	511	131	22,093	23,301	18,750
Victoza®	471	1,699	3,613	2,549	3,783	5,051	694	1,169	2,059	1,050	1,264	1,137	204	375	599	601	975	1,256	3,020	5,482	8,664
Total GLP-1	97,771	96,695	77,683	54,431	52,430	45,449	30,533	27,771	23,944	10,346	10,894	9,614	6,932	6,517	5,683	6,620	7,248	6,208	152,202	149,125	123,132
Long-acting insulin	5,007	5,538	2,931	13,748	13,557	11,974	6,252	6,699	6,237	2,973	2,803	2,688	1,317	1,359	1,400	3,206	2,696	1,649	18,755	19,095	14,905
•of which Awigli®	—	—	—	410	19	—	104	13	—	—	—	—	18	—	—	288	6	—	410	19	—
•of which Tresiba®	4,706	2,806	1,333	7,343	7,099	6,419	3,567	3,633	3,383	1,980	1,642	1,332	847	846	856	949	978	848	12,049	9,905	7,752
•of which Xultophy®	295	281	325	4,324	4,222	2,894	1,864	2,068	1,712	310	347	368	358	393	405	1,792	1,414	409	4,619	4,503	3,219
•of which Levemir®	6	2,451	1,273	1,671	2,217	2,661	717	985	1,142	683	814	988	94	120	139	177	298	392	1,677	4,668	3,934
Premix insulin	567	632	216	9,748	10,157	9,358	930	1,039	1,163	2,049	2,067	1,795	2,106	2,267	1,959	4,663	4,784	4,441	10,315	10,789	9,574
•of which Ryzodeg®	—	—	—	5,382	4,929	3,730	225	186	171	877	627	499	1,316	1,334	1,095	2,964	2,782	1,965	5,382	4,929	3,730
•of which NovoMix®	567	632	216	4,366	5,228	5,628	705	853	992	1,172	1,440	1,296	790	933	864	1,699	2,002	2,476	4,933	5,860	5,844
Fast-acting insulin	8,245	7,773	5,265	10,338	10,749	10,684	5,023	4,963	5,077	2,894	3,111	2,772	1,110	1,201	1,290	1,311	1,474	1,545	18,583	18,522	15,949
•of which Fiasp®	1,079	213	618	1,739	1,656	1,555	1,314	1,270	1,201	210	192	201	215	194	153	—	—	—	2,818	1,869	2,173
•of which NovoRapid®	7,166	7,560	4,647	8,599	9,093	9,129	3,709	3,693	3,876	2,684	2,919	2,571	895	1,007	1,137	1,311	1,474	1,545	15,765	16,653	13,776
Human insulin	1,415	1,535	1,406	4,069	5,432	6,188	705	868	969	1,830	2,745	2,758	812	1,013	1,248	722	806	1,213	5,484	6,967	7,594
Total insulin	15,234	15,478	9,818	37,903	39,895	38,204	12,910	13,569	13,446	9,746	10,726	10,013	5,345	5,840	5,897	9,902	9,760	8,848	53,137	55,373	48,022
Other Diabetes care	139	213	267	1,631	1,907	2,045	519	552	551	261	277	258	263	296	344	588	782	892	1,770	2,120	2,312
Total Diabetes care	113,144	112,386	87,768	93,965	94,232	85,698	43,962	41,892	37,941	20,353	21,897	19,885	12,540	12,653	11,924	17,110	17,790	15,948	207,109	206,618	173,466
Wegovy®	51,015	45,770	29,430	28,091	12,436	1,913	15,383	7,705	1,799	6,100	2,677	114	5,812	1,858	—	796	196	—	79,106	58,206	31,343
Saxenda®	268	777	3,306	2,973	6,163	6,983	1,444	2,796	3,124	1,238	2,195	2,587	263	1,070	1,126	28	102	146	3,241	6,940	10,289
Total Obesity care	51,283	46,547	32,736	31,064	18,599	8,896	16,827	10,501	4,923	7,338	4,872	2,701	6,075	2,928	1,126	824	298	146	82,347	65,146	41,632
Obesity and Diabetes care total	164,427	158,933	120,504	125,029	112,831	94,594	60,789	52,393	42,864	27,691	26,769	22,586	18,615	15,581	13,050	17,934	18,088	16,094	289,456	271,764	215,098
Rare disease segment:
Rare blood disorders	4,927	5,387	5,070	7,028	6,751	6,706	3,340	3,392	3,359	1,946	2,040	2,027	1,045	956	948	697	363	372	11,955	12,138	11,776
•of which Haemophilia A	399	537	468	2,015	1,917	1,954	987	1,113	1,140	410	348	371	253	220	220	365	236	223	2,414	2,454	2,422
•of which Haemophilia B	545	486	336	867	820	725	610	614	509	83	38	44	157	151	159	17	17	13	1,412	1,306	1,061
•of which NovoSeven®	3,502	4,135	4,065	3,824	3,848	3,893	1,651	1,613	1,661	1,407	1,604	1,560	451	521	536	315	110	136	7,326	7,983	7,958
Rare endocrine disorders	3,478	2,922	1,757	2,481	2,071	2,079	1,002	817	981	594	511	(22)	863	702	904	22	41	216	5,959	4,993	3,836
Other Rare disease	334	160	203	1,360	1,348	1,348	960	945	944	205	195	193	190	199	206	5	9	5	1,694	1,508	1,551
Rare disease total	8,739	8,469	7,030	10,869	10,170	10,133	5,302	5,154	5,284	2,745	2,746	2,198	2,098	1,857	2,058	724	413	593	19,608	18,639	17,163
Total sales by geographical area	173,166	167,402	127,534	135,898	123,001	104,727	66,091	57,547	48,148	30,436	29,515	24,784	20,713	17,438	15,108	18,658	18,501	16,687	309,064	290,403	232,261
Total sales growth as reported	3.4%	31.3%	50.6%	10.5%	17.4%	13.5%	14.9%	19.5%	24.1%	3.1%	19.1%	8.0%	18.8%	15.4%	5.4%	0.8%	10.9%	2.9%	6.4%	25.0%	31.3%
1. Comparative information has been restated to reflect the new geographical structure.
2.3 Research and development costs

DKK million	2025	2024	2023
Employee costs (note 2.4)	16,598	15,923	12,429
Amortisation, intangible assets (note 3.1)	1,048	931	649
Impairment losses and reversals, intangible assets (note 3.1)	2,742	7,912	1,108
Depreciation, property, plant and equipment (note 3.3)	1,439	1,120	1,053
Impairment losses, property, plant and equipment (note 3.3)	1,588	78	260
Clinical trial cost	16,171	12,232	9,468
Other research and development costs	12,453	9,866	7,476
Total research and development costs	52,039	48,062	32,443
As percentage of net sales	16.8%	16.6%	14.0%
Novo Nordisk's research and development is mainly focused on:
•GLP-1s and combinations for obesity treatment
•Insulins, GLP-1s and other therapeutic compounds for diabetes treatment
•Novel targets for obesity and diabetes treatment and their related comorbidities;
Such as cardiovascular disease, chronic kidney disease and MASH
•New indications with existing assets within MASH, cardiovascular disease and chronic kidney disease
•Blood-clotting factors and new modes of action for treatment of haemophilia and other rare blood disorders
•Human growth hormone and new modes of action for treatment of growth disorders
•Research technology platforms including RNAi for treatment of cardiovascular disease, chronic kidney disease and MASH
The research activities mainly utilise biotechnological methods based on advanced protein chemistry and protein engineering. These methods have played a key role in the development of the production technology used to manufacture insulin, GLP-1, recombinant blood-clotting factors and human growth hormone. Research activities further utilise digital scientific methodologies and other technology platforms, including RNAi therapies and small molecules.
Research and development activities are mainly carried out by Novo Nordisk's research and development centres in Denmark, the US, the UK and China. Clinical trials are carried out all over the world. Novo Nordisk also enters into partnerships and licence agreements to execute R&D activities.
Other research and development costs mainly comprise external consulting fees, IT services, facilities, consumables and other operational costs.
ACCOUNTING POLICIES
Novo Nordisk expenses all research costs. Due to significant regulatory uncertainties and other uncertainties inherent in the development of new products, internal and subcontracted development costs are also expensed as they are incurred, in line with industry practice. This means that they do not qualify for capitalisation as intangible assets until marketing approval by a regulatory authority is obtained or considered highly probable. Costs for post-approval activities that are required by authorities as a condition for obtaining regulatory approval are recognised as research and development costs.
Research and development costs primarily comprise employee costs as well as internal and external costs related to execution of studies, including manufacturing costs and facility costs of the research centres. The costs also comprise amortisation, depreciation and impairment losses related to intellectual property rights and property, plant and equipment used in the research and development activities.
Amortisations of intellectual property rights related to marketed products are recognised in cost of goods sold. Royalty expenses paid to partners after regulatory approval are also expensed as cost of goods sold.
Contractual research and development obligations to be paid in the future are disclosed separately as commitments in note 5.2.
2.4 Employee costs

DKK million	2025	2024	2023
Wages and salaries	61,238	52,311	42,867
Share-based payment costs (note 5.1)	1,435	2,289	2,149
Pensions – defined contribution plans	4,763	4,235	3,267
Pensions – defined benefit plans	129	156	126
Other social security contributions	4,140	3,505	3,039
Other employee costs	5,770	4,929	4,066
Total employee costs for the year	77,475	67,425	55,514
Employee costs capitalised as intangible assets and property, plant and equipment	(4,676)	(3,540)	(2,337)
Change in employee costs capitalised as inventories	(994)	(470)	(409)
Total employee costs in the income statement	71,805	63,415	52,768
Included in the income statement:
Cost of goods sold	24,467	20,074	15,490
Sales and distribution costs	23,757	22,920	20,810
Research and development costs	16,598	15,923	12,429
Administrative costs	5,154	4,265	3,962
Other operating income and expenses	1,829	233	77
Total employee costs in the income statement	71,805	63,415	52,768
Number of employees

Number	2025	2024	2023
Average number of full-time employees	76,343	69,480	59,552
Year-end number of full-time employees	68,794	76,302	63,370
Year-end employees (total)	69,505	77,349	64,319
ACCOUNTING POLICIES
Wages, salaries, social security contributions, annual leave and sick leave, bonuses and non-monetary benefits are recognised in the year in which the associated services are rendered by employees of Novo Nordisk. Where Novo Nordisk provides long-term employee benefits, the costs are accrued to match the rendering of the services by the employees concerned.
2.5 Other operating income and expenses
Other operating income and expenses comprises items secondary to Novo Nordisk's main activities. This primarily includes income from non-core manufacturing contracts with external customers and related expenses. Further, it covers the following items
•Licence income, as well as amortisation and impairment losses, from assets which are secondary to Novo Nordisk's main activities
•Operating profit from wholly owned subsidiaries not related to core activities, and
•transaction costs associated with acquisition of businesses (see note 5.3 for details).
2.6 Income taxes and deferred income taxes

Income taxes expensed
DKK million	2025	2024	2023
Current tax on profit for the year	30,239	32,082	25,918
Deferred tax on profit for the year	(1,179)	(5,484)	(4,464)
Tax on profit for the year	29,060	26,598	21,454
Current tax adjustments recognised for prior years	(1,257)	172	(916)
Deferred tax adjustments recognised for prior years	303	(567)	453
Income taxes in the income statement	28,106	26,203	20,991
Tax on other comprehensive income for the year, (income)/expense	2,629	(1,343)	359

Computation of effective tax rate
% DKK million	2025	2024	2023
Statutory corporate income tax rate in Denmark	22.0%	22.0%	22.0%
Deviation in foreign subsidiaries' tax rates compared to the Danish tax rate (net)	0.1%	(0.5%)	(0.9%)
Non-taxable income less non-tax- deductible expenses (net)	(0.4%)	(0.7%)	(0.7%)
Other adjustments (net)	(0.2%)	(0.2%)	(0.3%)
Effective tax rate	21.5%	20.6%	20.1%

Income taxes paid
DKK million	2025	2024	2023
Income taxes paid in Denmark	24,150	21,810	16,899
Income taxes paid outside Denmark	7,864	7,826	8,998
Income taxes paid	32,014	29,636	25,897
The deviation in foreign subsidiaries' tax rates from the Danish tax rate is mainly driven by Swiss and US business activities. Other adjustments consist of tax related to prior years.
From 1 January 2024 Novo Nordisk is subject to Global Minimum Tax (OECD BEPS Pillar 2 rules). The rules did not have a material impact on the tax position of Novo Nordisk in 2025 and 2024.
KEY ACCOUNTING ESTIMATES REGARDING DEFERRED INCOME TAX ASSETS AND
PROVISIONS FOR UNCERTAIN TAX POSITIONS
Management has considered future taxable income and has estimated the amount of deferred income tax assets that should be recognised. The estimate is based on an assessment of whether sufficient taxable income will be available in the future, against which the temporary differences and unused tax losses can be utilised. The total tax value of unrecognised tax loss carry-forwards amounts to DKK 1,383 million in 2025
(DKK 602 million in 2024).
In the course of conducting business globally, tax and transfer pricing disputes with tax authorities may occur. Management has estimated the expected outcome of the disputes by using the ‘most likely outcome’ method to determine the provisions for uncertain tax positions. Management considers the provisions made to be adequate.
However, the actual obligation may deviate and depends on the result of litigation and settlements with the relevant tax authorities.
ACCOUNTING POLICIES
The tax expense for the period comprises current and deferred tax. It also includes adjustments to previous years and changes in provisions for uncertain tax positions.
Tax is recognised in the income statement except to the extent that it relates to items recognised in equity or other comprehensive income. Provisions for ongoing tax disputes are included as part of deferred tax assets, tax receivables and tax payables.
Deferred income taxes arise from temporary differences between the accounting and tax values of the individual consolidated companies and from realisable tax loss carry-forwards.
In general, the Danish tax rules related to dividends from group companies provide exemption from tax for most repatriated profits. In some countries withholding tax will be applied to dividends paid to Denmark. A provision for withholding tax is only recognised if a concrete distribution of dividends is planned. The unrecognised potential withholding tax amounts to  DKK 1,261 million (DKK 1,228 million in 2024).
The value of future tax deductions in relation to share programmes is recognised as a deferred tax asset until the shares are paid out to the employees. Any estimated excess tax deduction compared to the costs realised in the income statement is charged to equity.

Development in deferred income tax assets and liabilities	Property, plant and equipment	Intangible assets	Inventories	Liabilities	Other	Offset within countries	Total
DKK million
2025
Net deferred tax asset/(liability) at the beginning of the year	(5,484)	(6,472)	3,790	18,742	8,557	—	19,133
Income/(charge) to the income statement	(52)	(532)	2,823	222	(1,585)	—	876
Income/(charge) to other comprehensive income	—	—	(407)	(14)	(2,222)	—	(2,643)
Income/(charge) to equity	—	—	—	—	(37)	—	(37)
Additions from acquisitions	—	—	—	—	1,460	—	1,460
Effect of exchange rate adjustment	496	129	(8)	(1,908)	(462)	—	(1,753)
Net deferred tax asset/(liability) at the end of the year	(5,040)	(6,875)	6,198	17,042	5,711	—	17,036
Classified as follows:
Deferred tax asset at the end of the year	579	239	6,267	17,605	11,820	(12,863)	23,647
Deferred tax liability at the end of the year	(5,619)	(7,114)	(69)	(563)	(6,109)	12,863	(6,611)
2024
Net deferred tax asset/(liability) at the beginning of the year	(2,561)	(10,241)	1,717	14,427	6,876	—	10,218
Income/(charge) to the income statement	(207)	427	2,142	3,485	204	—	6,051
Income/(charge) to other comprehensive income	—	(254)	(71)	17	1,622	—	1,314
Income/(charge) to equity	—	254	—	—	(314)	—	(60)
Additions from acquisitions[1]	(2,600)	3,487	—	40	102	—	1,029
Effect of exchange rate adjustment	(116)	(145)	2	773	67	—	581
Net deferred tax asset/(liability) at the end of the year	(5,484)	(6,472)	3,790	18,742	8,557	—	19,133
Classified as follows:
Deferred tax asset at the end of the year[1]	497	231	3,847	19,004	13,112	(12,043)	24,648
Deferred tax liability at the end of the year[1]	(5,981)	(6,703)	(57)	(262)	(4,555)	12,043	(5,515)
1. Comparatives were restated to reflect changes in the provisional purchase price allocation from business combination in 2024. Reference is made to note 5.3.